SIGNIFICANT ACCOUNTING POLICIES: - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 0	$ 0	$ 0
Domain
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life	8 years
Minimum | Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life	3 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life	6 years
Maximum | Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life	8 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life	8 years